Supplement to the
Fidelity® New York Municipal Income Fund
Class A, Class T, Class B and Class C
March 31, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASNM-SUM-16-01 1.9880433.100	December 1, 2016

Supplement to the
Fidelity® New York Municipal Income Fund
Class I
March 31, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASNMI-SUM-16-01 1.9880435.100	December 1, 2016

Supplement to the
Fidelity® New York Municipal Income Fund
March 31, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

NFY-SUM-16-01 1.9880431.100	December 1, 2016